Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Interest-bearing loans and borrowings
Interest-bearing loans and borrowings

		At December 31,
	Note	2015	2016	2017
		(in thousands)
Current
Convertible debt embedded derivative	14.1	$6,091	$—	$—
Finance lease obligation	14.2	12	—	—
Interest-bearing receivables financing	14.3	6,472	7,712	7,413
Total current portion		$12,575	$7,712	$7,413
Non-current
Convertible debt and accrued interest	14.1	$8,984	$16,338	$17,063
Total non-current portion		$8,984	$16,338	$17,063

As of December 31, 2017, the Company had no drawn or undrawn committed borrowing or overdraft facilities in place.
Convertible debt
On April 14, 2015, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C., one of the Company’s existing shareholders, regarding the issuance and sale of a convertible note in the principal amount of $12 million(the “2015 note”), which note shall be convertible into the Company’s American Depositary Shares (“ADSs”), each representing one ordinary share, nominal value €0.02 per share, at a conversion rate of 540.5405 ADSs for each $1,000 principal amount of the 2015 note, subject to certain adjustments, which equates to an initial conversion price of $1.85 per ADS. On October 30, 2017, the convertible note was amended to extend the term from April 14, 2018 to April 14, 2019.
On April 27, 2016, the Company entered into a convertible note agreement with Nokomis Capital, L.L.C. and two other financial institutions (the “Holders”) regarding the issuance and sale of convertible notes in the aggregate principal amount of $7.16 million (the “2016 notes”), which are convertible into the Company’s ADS. The initial conversion price of the 2016 notes was $2.7126 per ADS. On October 30, 2017, the convertible note was amended to extend the term from April 27, 2019 to April 27, 2020. In addition, the conversion price was decreased from $2.71 to $2.25.
The 2015 note and the 2016 notes (together, “the Notes”) are unsecured obligation of the Company, will mature on the third anniversary of the issuance dates and are not redeemable prior to maturity at the option of the Company. The accreted principal amounts of the notes are convertible at any time or times on or after the issuance dates until maturity, in whole or in part, subject to certain adjustments for significant corporate events, including dilutive issuances, dividends, stock splits and other similar events. Interest accrues on the unconverted portion of the notes at the rate of 7% per year, paid in kind annually on the anniversaries of the issuance of the Notes. The notes also provide for customary events of default which, if any of them occurs, would permit or require the principal of and accrued interest on the notes to become or to be declared due and payable.
In the event of a recapitalization, reorganization, reclassification, consolidation, merger, sale of all or substantially all of the Company’s assets or other transaction, which in each case results in the Company’s shareholders receiving stock, securities or assets with respect to or in exchange for their ADSs or ordinary shares, the holders shall elect, at their option, either (a) to require the Company to repurchase for cash the entire accreted principal amount of the Notes or (b) to convert the Notes in their entirety.
The notes contain customary ongoing covenants of the Company. In addition, the notes provide that the Company will not grant a consensual security interest or pledge its personal property assets to a third party lender (with certain limited exceptions) during the time that the notes are outstanding. Any amendment or waiver of the terms of the notes requires the affirmative consent of the holders.

Due to the potential adjustment of the conversion rate of the 2015 note during the first twelve months of the term under certain conditions, and of the 2016 notes during the period beginning on April 28, 2016 and ending on May 12, 2016, the notes were accounted for as compound financial instruments with two components:

•	A liability component reflecting the Company’s contractual obligation to pay interest and redeem the bonds in cash; and

•
An embedded derivative, which is the Holders’ call option whereby the Company can be required to issue a number of shares in exchange for notes at a rate which may vary during the first twelve months after issuance of the 2015 Note and during the period beginning on April 28, 2016 and ending on May 12, 2016 for the 2016 Notes.

The initial fair value of the Notes was split between these two components.
The fair value of the liability component on the issuance date represents the fair value of a similar liability that does not have an associated equity conversion feature, calculated as the net present value of contractually determined future cash flows, discounted at the rate of interest applied by the market at the time of issue to instruments of comparable credit status and providing substantially the same cash flows, on the same terms, but without the conversion option. The Company has used 24.26% as the market rate of interest in order to value the liability component of the 2015 note and 25.69% for the 2016 notes.
The embedded derivatives of the notes were valued using the Black-Scholes valuation model. On April 14, 2015, the initial fair value of the embedded derivative of the 2015 note was calculated to be $4,055,000. The change in fair value was remeasured and recorded as financial income or loss at each balance sheet date and on the date on which the conversion price became fixed: April 14, 2016. At December 31, 2015, the recalculated fair value was $6,091,000 and the change of this fair value of $2,036,000 for the year ended December 31, 2015 was recorded in the Consolidated Statement of Operations. On April 14, 2016, when the conversion rate of the 2015 notes was fixed, the fair value of the embedded derivative was calculated to be $8,324,000. The change in fair value was recorded as financial expense for $2,233,000 in the year ended December 31, 2016 and the fair value of the embedded derivative was transferred from liabilities to Other Capital Reserves in shareholders’ equity. Following the extension of the term, the change in fair value of the conversion option before and after the amendment was calculated to be $2,120,000 and was recorded as financial expense and in Other Capital Reserves in shareholders’ equity. The debt component on October 30, 2017 was re measured to take into account the new term using the effective interest rate calculated at the date of issue of each convertible note. The debt was reduced by an amount of $1,994,000 recorded in financial income.
The fair value of the embedded derivative of the 2016 notes on the issuance date of April 27, 2016 was calculated to be $2,597,000 and was recalculated to be $1,947,000 when the conversion rate of the 2016 Notes was fixed on May 12, 2016. The change in fair value was recorded as financial income for $650,000 in the year ended December 31, 2016 and the value of the embedded derivative as of May 12, 2016 was transferred from liabilities to Other Capital Reserves in shareholders’ equity. Following the extension of the term and the decrease of the conversion price, the change in fair value of the conversion option before and after the amendment was calculated to be $1,298,000 and was recorded as financial expense and in Other Capital Reserves in shareholders’ equity. The debt component on October 30, 2017 was re measured to take into account the new term using the effective interest rate calculated at the date of issue of each convertible note. The debt was reduced by an amount of $1,103,000 recorded in financial income.
The net impact of the October 30, 2017 amendments of the convertible notes recorded in financial expense amounted to $322,000.
On May 9, 2017, a holder of convertible notes issued in 2016 with a principal value of $160,000 converted the debt, plus accrued interest of $11,594 into a total of 63,258 ADS.
Finance lease obligation
In June 2012, the Company entered into a finance lease agreement with a French financial institution whereby the Company had the possibility to finance acquisitions of qualifying equipment with a total purchase price of up to €1,500,000 ($1,918,000), through finance leases which are reimbursed over a 36-month period at an effective rate of interest of 4.6%. The finance lease obligation was secured by pledged money market funds with the financial institution equal to one-third of the original principal financed. This agreement expired February 28, 2013. The outstanding debt was secured by $51,000 at December 31, 2015 in pledged money market funds, which was included in available-for-sale financial assets.
The finance lease obligations were paid in full by December 31, 2016.
Interest-bearing financing of receivables
In June 2014, the Company entered into a factoring agreement with a French financial institution whereby a line of credit was made available equal to 90% of the face value of accounts receivable from product sales to qualifying customers. In July 2017, the Company signed an amendment to the initial agreement to include financing of accounts receivable from service revenue. The Company transfers to the finance company all invoices issued to qualifying customers, and the customers are instructed to settle the invoices directly with the finance company. The Company pays a commission on the face value of the accounts receivable submitted and interest at the rate of 1.20% (LIBOR 3 months +0.75%) in 2015 and 1.60% (LIBOR 3 months +1%) from September 30, 2016 on any draw-down of the resulting line of credit. In the event that the customer does not pay the invoice within 60 days of the due date, the receivable is excluded from the line of credit, and recovery becomes the Company’s responsibility. At December 31, 2017, $7,413,000 ($7,712,000 at December 31, 2016 and $6,472,000 at December 31, 2015) had been drawn on the line of credit and recorded as a current borrowing.